INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Purchase software	-	59
Less : Amortization of software	-	(1)

Total	-	58

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were S$ nil, S$ nil and S$1,000, respectively, recognize under general and administrative expenses.